[LOGO] FEDERATED INVESTORS

Fortress
Utility
Fund, Inc.

9th Semi-Annual Report
November 30, 1995

Established 1987

Equity

President's Message

[PHOTO]

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Fortress Utility Fund, Inc., which covers the period from June 1, 1995 through November 30, 1995.

This report begins with an interview with portfolio manager Christopher
H. Wiles, Vice President, Federated Management. Following his interview are three additional items of shareholder interest.

o First is a series of graphs that display the fund's performance with income dividends reinvested and the investment results of making additional investment in fund shares with dividends reinvested.

o Second is a complete listing of the fund's holdings in dividend-paying utilities, convertible securities and adjustable rate preferreds.

*    Third is the publication of the fund's financial statements.

Nearly 32,000 shareholders have invested more than $782 million in Fortress Utility Fund, Inc.'s diversified portfolio. Consistent with a highly favorable environment for utilities, the fund rewarded shareholders with a total return of 9.85% based on net asset value during the six-month reporting period ended November 30, 1995.*

Contributing to the fund's performance was a $0.97 increase in its net asset value from the first day of the period to the last day of the period. Dividends paid during the reporting period totaled $0.26 per share.

We trust you were pleased with the positive performance of your investment in Fortress Utility Fund, Inc. Remember, reinvesting your earnings is a convenient way to build your account-and help your money grow through the benefit of compounding.

As always, we welcome your comments and suggestions.

Sincerely,

Richard B. Fisher
President
January 15, 1996

*Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period ended November 30, 1995 based on offering price was 7.70%.
Investment Review

[PHOTO]
Christopher H. Wiles
Vice President
Federated Management

Q. The utilities market rewarded investors with extremely fine performance during the year. Can you comment?

A. The S&P Utility Index was up a stunning 42.11% in 1995, which even outpaced the S&P 500 which was up 37.58%.* The key variables in determining where utility stocks will head in 1996 continue to be earnings and interest rates. The rapid fall in rates during 1995 gave utilities their initial thrust. But earnings growth was also a surprise in 1995 as investors came to a realization that restructuring can lead to higher margins and increased efficiencies.

Q. How has Fortress Utility Fund, Inc. performed during 1995 and the six-month period?

A. While the fund posted a respectable total return of 25.48% based on net asset value for all of 1995,** it was relatively below the 27.7% return of its peer group, the Lipper Utility Fund Average.* During the six-month period the fund's total return was 9.85% based on net asset value as share price rose from $12.69 to $13.66 and dividends totaled $0.26 per share.**

Q. To what do you attribute this relative underperformance?

A. This relative underperformance was due mainly to our underweighting in the Baby Bells. The Regional Bell Operating Companies comprise nearly
53% of the S&P Utility Index and were up 50.8% in 1995. We believe that the coming of the long-distance, cable and cellular competition will eventually lead to lower profit margins for the Baby Bells.

In addition, Fortress Utility Fund, Inc. is invested 65% in utilities stocks, and 35% in securities that are not as interest rate sensitive such as convertible securities (Equitable Companies, Softe SA, and Telekom Malaysia), and adjustable preferred stocks (RJR Nabisco Holdings Corp. and General Motors Corp. among others).

*The S&P Utility Index is an unmanaged index of common stocks from forty different utilities. The S&P 500 is a composite index of five hundred common stocks in industry, transportation, financial and public utility companies. Actual investments may not be made in an index. Indexes are unmanaged.

**Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period based on offering price was 7.70%.

Q. In the previous report you highlighted the fund's international holdings. What is your outlook for international utility companies?

A. We believe that the valuations and growth rates for international utilities are very compelling at this time. These securities have significantly underperformed their U.S. peer group during 1995, and we are subsequently increasing our international exposure.*

Q. The fund offers a prudent approach to pursuing income opportunities inherent in the utilities market. Assets are primarily invested in income-producing stocks issued by electric, natural gas and telecommunications utility companies. You also invest a portion of fund assets in foreign utilities, and non-utility securities. How are the fund's assets currently allocated?

A. Our current asset allocation is as follows:

     Electric       37%
     Telecoms       21%
     Natural Gas    10%
     Non-Utility    20%
     International   8%
     Cash            4%

We believe that a diversified portfolio will allow us to participate on the upside and offer above average downside protection.

Q. Can you comment on the record extended run-up in stocks, which seems to make the fund's defensive characteristics more appealing than ever?

A. As of the end of 1995 the Dow Jones Industrial Average+ has gone 1907 days without a correction of 12%; this is the longest bull market by 415 days. While it is always impossible to forecast the timing of a market correction we are able to compare current valuations to historic valuations. By any yardstick this market advance is more than a little long in the tooth.

That said, we expect that the above-average yield and stable earnings and dividend growth traditionally associated with utilities should continue to provide investors with a safe harbor when the eventual correction does occur.


*International securities involve a higher degree of risk than U.S. securities due to factors such as increased volatility and currency fluctuation.

+The Dow Jones Industrial Average represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies.

Two Ways You May Seek to Invest for Success in
Fortress Utility Fund, Inc.

If you had made an initial investment of $9,000 in the Fortress Utility Fund, Inc. on 1/30/87, reinvested your dividends and capital gains and didn't redeem any shares, your account would be worth $20,520 on 11/30/95. You would have earned a 9.77%* average annual total return for the 8-year investment lifespan-quite attractive for a utility fund, especially during a time when the economic markets went through several cycles.

One key to investing wisely is to reinvest all distributions in Fund shares. This increases the number of shares on which you can earn future dividends gaining the benefit of compounding at the same time.

As of 12/31/95, average annual one-year, five-year, and since inception (1/30/87) total returns were 23.15%, 12.55%, and 10.10%, respectively.

[SEE APPENDIX A.1]

**Total return represents the change in the value of an investment after reinvesting all income and capital gains, and taking into account the 1% sales charge and the 1% contingent deferred sales charge on shares redeemed prior to 48 months on the initial investment.

Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

Fortress Utility Fund, Inc.

One Step at a Time

$1,000 invested each year for 8 years (reinvesting all dividends and capital gains) grew to $15,312.

With this approach, the key is consistency.

If you had started investing $1,000 annually in Fortress Utility Fund, Inc. on 1/30/87, reinvested your dividends and capital gains, and didn't redeem any shares, you would have invested only $9,000, but your account would have reached a total value of $15,312 by 11/30/95. You would have earned an average annual total return of 10.81%.*

A practical investment plan helps you pursue long-term performance from utility securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. This investment plan works for you even if you invest only $1,000 annually. You can take it one step at a time. Put time and compounding to work!

[SEE APPENDIX A.2]

*No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices. All accumulated shares have the ability to pay income to the investor.

Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

Fortress Utility Fund, Inc.
Portfolio of Investments
--------------------------------------------------------------------------------
November 30, 1995 (unaudited)

       SHARES                                                                                         VALUE
---------------------  -------------------------------------------------------------------------  --------------
COMMON STOCKS--74.9%
------------------------------------------------------------------------------------------------
                       CONSUMER NON-DURABLES--1.1%
                       -------------------------------------------------------------------------
              100,000  Philip Morris Cos., Inc.                                                   $    8,775,000
                       -------------------------------------------------------------------------  --------------
                       ELECTRIC UTILITIES: CENTRAL--16.3%
                       -------------------------------------------------------------------------
              544,000  Cinergy Corp.                                                                  16,048,000
                       -------------------------------------------------------------------------
              684,300  CMS Energy Corp.                                                               18,647,175
                       -------------------------------------------------------------------------
              795,900  DPL, Inc.                                                                      19,101,600
                       -------------------------------------------------------------------------
              595,800  Illinova Corp.                                                                 16,905,825
                       -------------------------------------------------------------------------
              435,900  NIPSCO Industries, Inc.                                                        16,128,300
                       -------------------------------------------------------------------------
              237,100  Ohio Edison Co.                                                                 5,394,025
                       -------------------------------------------------------------------------
              157,200  Unicom Corp.                                                                    5,030,400
                       -------------------------------------------------------------------------
              534,900  Utilicorp United, Inc.                                                         14,910,337
                       -------------------------------------------------------------------------
              464,500  Western Resources, Inc.                                                        15,386,562
                       -------------------------------------------------------------------------  --------------
                       Total                                                                         127,552,224
                       -------------------------------------------------------------------------  --------------
                       ELECTRIC UTILITIES: EAST--7.4%
                       -------------------------------------------------------------------------
              375,800  Baltimore Gas & Electric Co.                                                   10,005,675
                       -------------------------------------------------------------------------
              662,800  DQE, Inc.                                                                      19,138,350
                       -------------------------------------------------------------------------
              369,800  General Public Utilities                                                       11,694,925
                       -------------------------------------------------------------------------
              595,300  Peco Energy Co.                                                                17,263,700
                       -------------------------------------------------------------------------  --------------
                       Total                                                                          58,102,650
                       -------------------------------------------------------------------------  --------------
                       ELECTRIC UTILITIES: SOUTH--12.5%
                       -------------------------------------------------------------------------
              543,500  Duke Power Co.                                                                 24,389,562
                       -------------------------------------------------------------------------
              337,700  Florida Progress Corp.                                                         11,608,438
                       -------------------------------------------------------------------------
              639,700  FPL Group, Inc.                                                                27,746,987
                       -------------------------------------------------------------------------
               44,500  Houston Industries, Inc.                                                        2,035,875
                       -------------------------------------------------------------------------
              647,500  Southern Co.                                                                   14,811,563
                       -------------------------------------------------------------------------
              453,900  Texas Utilities Co.                                                            17,475,150
                       -------------------------------------------------------------------------  --------------
                       Total                                                                          98,067,575
                       -------------------------------------------------------------------------  --------------



Fortress Utility Fund, Inc.

--------------------------------------------------------------------------------

       SHARES                                                                                         VALUE
---------------------  -------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
                       ELECTRIC UTILITIES: WEST--4.5%
                       -------------------------------------------------------------------------
              570,200  Pacificorp                                                                 $   11,190,175
                       -------------------------------------------------------------------------
              714,400  Pinnacle West Capital Corp.                                                    19,467,400
                       -------------------------------------------------------------------------
              294,000  SCE Corp.                                                                       4,593,750
                       -------------------------------------------------------------------------  --------------
                       Total                                                                          35,251,325
                       -------------------------------------------------------------------------  --------------
                       ENERGY MINERALS--1.4%
                       -------------------------------------------------------------------------
              146,200  Exxon Corp.                                                                    11,312,225
                       -------------------------------------------------------------------------  --------------
                       FINANCE--2.2%
                       -------------------------------------------------------------------------
              447,800  Meditrust, REIT                                                                14,777,400
                       -------------------------------------------------------------------------
               90,800  PNC Financial Corp.                                                             2,655,900
                       -------------------------------------------------------------------------  --------------
                       Total                                                                          17,433,300
                       -------------------------------------------------------------------------  --------------
                       MAJOR U.S. TELECOMMUNICATIONS--14.0%
                       -------------------------------------------------------------------------
              488,300  AT&T Corp.                                                                     32,227,800
                       -------------------------------------------------------------------------
              428,500  BellSouth Corp.                                                                16,657,938
                       -------------------------------------------------------------------------
              620,000  GTE Corp.                                                                      26,427,500
                       -------------------------------------------------------------------------
              606,900  MCI Communications Corp.                                                       16,234,575
                       -------------------------------------------------------------------------
              325,600  SBC Communications, Inc.                                                       17,582,400
                       -------------------------------------------------------------------------  --------------
                       Total                                                                         109,130,213
                       -------------------------------------------------------------------------  --------------
                       NATURAL GAS DISTRIBUTION--3.6%
                       -------------------------------------------------------------------------
              620,300  MCN Corp.                                                                      13,491,525
                       -------------------------------------------------------------------------
              533,900  Pacific Enterprises                                                            14,281,825
                       -------------------------------------------------------------------------  --------------
                       Total                                                                          27,773,350
                       -------------------------------------------------------------------------  --------------
                       NON-U.S. UTILITIES--3.1%
                       -------------------------------------------------------------------------
               84,600  Cable & Wireless, ADR                                                           1,744,875
                       -------------------------------------------------------------------------
              355,210  National Power Co. PLC, ADR                                                     4,084,915
                       -------------------------------------------------------------------------
              201,500  Telefonica de Espana, ADR                                                       8,362,250
                       -------------------------------------------------------------------------
              671,900  Westcoast Energy, Inc.                                                          9,910,525
                       -------------------------------------------------------------------------  --------------
                       Total                                                                          24,102,565
                       -------------------------------------------------------------------------  --------------



Fortress Utility Fund, Inc.

--------------------------------------------------------------------------------

       SHARES                                                                                         VALUE
---------------------  -------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
                       OIL/GAS TRANSMISSION--7.8%
                       -------------------------------------------------------------------------
              400,300  Enron Corp.                                                                $   15,011,250
                       -------------------------------------------------------------------------
              314,100  Enron Global Power & Pipelines, L.L.C.                                          7,891,763
                       -------------------------------------------------------------------------
              187,800  Panhandle Eastern Corp.                                                         5,328,825
                       -------------------------------------------------------------------------
              661,600  Sonat, Inc.                                                                    21,336,600
                       -------------------------------------------------------------------------
              266,500  Williams Companies, Inc. (The)                                                 11,193,000
                       -------------------------------------------------------------------------  --------------
                       Total                                                                          60,761,438
                       -------------------------------------------------------------------------  --------------
                       TECHNOLOGY--1.0%
                       -------------------------------------------------------------------------
              135,000  Nokia (AB), ADR                                                                 7,323,750
                       -------------------------------------------------------------------------  --------------
                       TOTAL COMMON STOCKS (IDENTIFIED COST $496,375,634)                            585,585,615
                       -------------------------------------------------------------------------  --------------
PREFERRED STOCKS--16.5%
------------------------------------------------------------------------------------------------
                       BASIC INDUSTRY--3.1%
                       -------------------------------------------------------------------------
               18,000  (a)International Paper Co., Conv. Pfd.                                            819,000
                       -------------------------------------------------------------------------
              338,100  James River Corp. of Virginia, DECS, Series P, $1.55                           10,143,000
                       -------------------------------------------------------------------------
              250,200  Reynolds Metals Co., PRIDES, $3.30                                             13,135,500
                       -------------------------------------------------------------------------  --------------
                       Total                                                                          24,097,500
                       -------------------------------------------------------------------------  --------------
                       CONSUMER DURABLES--0.5%
                       -------------------------------------------------------------------------
              272,700  Kaufman & Broad Homes Corp., Conv. Pfd., Series B, $1.52                        3,613,275
                       -------------------------------------------------------------------------  --------------
                       CONSUMER NON-DURABLES--3.6%
                       -------------------------------------------------------------------------
            4,789,750  RJR Nabisco Holdings Corp., Conv. Pfd., Series C, $.60                         28,139,781
                       -------------------------------------------------------------------------  --------------
                       FINANCE--4.2%
                       -------------------------------------------------------------------------
                6,500  First USA, Inc., PRIDES, $1.99                                                    263,250
                       -------------------------------------------------------------------------
              213,000  Merrill Lynch & Co., Inc., STRYPES, Series MGIC, $3.12                         11,235,750
                       -------------------------------------------------------------------------
              283,600  Sunamerica, Inc., Conv. Pfd., Series D, $2.78                                  13,577,350
                       -------------------------------------------------------------------------
              112,000  Sunamerica, Inc., Conv. Pfd., Series E, $3.10                                   7,504,000
                       -------------------------------------------------------------------------  --------------
                       Total                                                                          32,580,350
                       -------------------------------------------------------------------------  --------------
                       NON-U.S. UTILITIES--2.1%
                       -------------------------------------------------------------------------
              310,000  (a)Cointel, Telefonica de Argentina SA, PRIDES, $5.04                          16,236,250
                       -------------------------------------------------------------------------  --------------



Fortress Utility Fund, Inc.

--------------------------------------------------------------------------------

      SHARES OR
  FOREIGN CURRENCY
    PAR AMOUNT OR
  PRINCIPAL AMOUNT                                                                                    VALUE
---------------------  -------------------------------------------------------------------------  --------------
PREFERRED STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
                       OIL/GAS TRANSMISSION--1.0%
                       -------------------------------------------------------------------------
              111,250  Williams Companies, Inc. (The), Conv. Pfd., $7.00                          $    8,037,813
                       -------------------------------------------------------------------------  --------------
                       PRODUCER MANUFACTURING--1.0%
                       -------------------------------------------------------------------------
              469,200  Westinghouse Electric Corp., PEPS, Series C, $1.30                              7,741,800
                       -------------------------------------------------------------------------  --------------
                       TECHNOLOGY--1.0%
                       -------------------------------------------------------------------------
              116,800  General Motors Corp., Conv. Pfd., Series C (GME), $3.25                         8,380,400
                       -------------------------------------------------------------------------  --------------
                       TOTAL PREFERRED STOCKS (IDENTIFIED COST $122,251,259)                         128,827,169
                       -------------------------------------------------------------------------  --------------
CONVERTIBLE BONDS--5.3%
------------------------------------------------------------------------------------------------
                       FINANCE--0.9%
                       -------------------------------------------------------------------------
$           6,470,000  Equitable Cos., Inc., Conv. Sub. Deb., 6.125%, 12/15/2024                       7,214,050
                       -------------------------------------------------------------------------  --------------
                       NON-U.S. UTILITIES--3.0%
                       -------------------------------------------------------------------------
       20,000,000,000  Softe SA, Conv. Bond, 4.25%, 7/30/1998                                         13,538,273
                       -------------------------------------------------------------------------
           10,500,000  Telekom Malaysia, Conv. Bond, 4.00%, 10/3/2004                                 10,001,250
                       -------------------------------------------------------------------------  --------------
                       Total                                                                          23,539,523
                       -------------------------------------------------------------------------  --------------
                       RETAIL TRADE--0.5%
                       -------------------------------------------------------------------------
            3,220,000  Federated Department Stores, Inc., Conv. Bond, 5.00%,
                       10/1/2003                                                                       3,364,900
                       -------------------------------------------------------------------------  --------------
                       TECHNOLOGY--0.9%
                       -------------------------------------------------------------------------
            1,500,000  (a)3Com Corp., Conv. Bond, 10.25%, 11/1/2001                                    2,392,500
                       -------------------------------------------------------------------------
            2,500,000  (a)National Semiconductor Corp., Conv. Bond, 6.50%, 10/1/2002                   2,309,375
                       -------------------------------------------------------------------------
            2,500,000  VLSI Technology, Inc., Conv. Bond, 8.25%, 10/1/2005                             2,337,500
                       -------------------------------------------------------------------------  --------------
                       Total                                                                           7,039,375
                       -------------------------------------------------------------------------  --------------
                       TOTAL CONVERTIBLE BONDS (IDENTIFIED COST $43,460,377)                          41,157,848
                       -------------------------------------------------------------------------  --------------
(B) REPURCHASE AGREEMENTS--2.9%
------------------------------------------------------------------------------------------------
           22,735,000  J.P. Morgan & Co., Inc., 5.93%, dated 11/30/1995, due 12/1/1995                22,735,000
                       -------------------------------------------------------------------------  --------------
                       TOTAL INVESTMENTS (IDENTIFIED COST $684,822,270) (C)                       $  778,305,632
                       -------------------------------------------------------------------------  --------------



Fortress Utility Fund, Inc.

--------------------------------------------------------------------------------

(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At the end of the period, these securities amounted to $21,757,125 which represents 2.8% of net assets.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations, based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $684,822,270. The net unrealized appreciation of investments on a federal tax basis amounts to $93,483,362 which is comprised of $105,838,933 appreciation and $12,355,571 depreciation at November 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($782,231,668) at November 30, 1995.

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt
DECS--Dividend Enhanced Convertible Stock
PEPS--Participating Equity Preferred Stock
PLC--Public Limited Company
PRIDES-- Preferred Redeemable Increased Dividend Equity Securities REIT--Real Estate Investment Trust
STRYPES-- Structured Yield Product Exchangeable for Stock
SA--Support Agreement

(See Notes which are an integral part of the Financial Statements)


Fortress Utility Fund, Inc.
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
November 30, 1995 (unaudited)

ASSETS:
-------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $684,822,270)                   $  778,305,632
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       3,589,100
-------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                        11,891,288
-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                224,323
-------------------------------------------------------------------------------------------------
Prepaid expenses                                                                                          153,282
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     794,163,625
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Payable for investments purchased                                                    $  9,686,713
-----------------------------------------------------------------------------------
Payable for shares redeemed                                                               914,068
-----------------------------------------------------------------------------------
Income distribution payable                                                               784,513
-----------------------------------------------------------------------------------
Payable to Bank                                                                           116,681
-----------------------------------------------------------------------------------
Accrued expenses                                                                          429,982
-----------------------------------------------------------------------------------  ------------
     Total liabilities                                                                                 11,931,957
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 57,257,502 shares outstanding                                                       $  782,231,668
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------
Paid in capital                                                                                    $  688,639,337
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                             93,483,110
-------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                          (14,835,038)
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                    14,944,259
-------------------------------------------------------------------------------------------------  --------------
     Total Net Assets                                                                              $  782,231,668
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($782,231,668 / 57,257,502 shares outstanding)                                   $13.66
-------------------------------------------------------------------------------------------------  --------------
Offering Price Per Share (100/99 of $13.66)*                                                               $13.80
-------------------------------------------------------------------------------------------------  --------------
Redemption Proceeds Per Share (99/100 of $13.66)**                                                         $13.52
-------------------------------------------------------------------------------------------------  --------------


 * See "What Shares Cost" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Fortress Utility Fund, Inc.
Statement of Operations
--------------------------------------------------------------------------------
Six Months Ended November 30, 1995 (unaudited)

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Dividends                                                                                             $ 18,992,457
----------------------------------------------------------------------------------------------------
Interest                                                                                                 2,360,038
----------------------------------------------------------------------------------------------------  ------------
    Total income                                                                                        21,352,495
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                  $ 2,884,192
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    291,111
---------------------------------------------------------------------------------------
Custodian fees                                                                                53,839
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     553,764
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     10,614
---------------------------------------------------------------------------------------
Auditing fees                                                                                  8,967
---------------------------------------------------------------------------------------
Legal fees                                                                                     4,941
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     57,684
---------------------------------------------------------------------------------------
Shareholder services fee                                                                     961,397
---------------------------------------------------------------------------------------
Share registration costs                                                                      17,202
---------------------------------------------------------------------------------------
Printing and postage                                                                          48,495
---------------------------------------------------------------------------------------
Insurance premiums                                                                             8,967
---------------------------------------------------------------------------------------
Taxes                                                                                         79,971
---------------------------------------------------------------------------------------
Miscellaneous                                                                                  7,869
---------------------------------------------------------------------------------------  -----------
    Total expenses                                                                         4,989,013
---------------------------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------------
    Waiver of investment advisory fee                                        ($ 395,841)
---------------------------------------------------------------------------
    Waiver of shareholder services fee                                         (115,368)
---------------------------------------------------------------------------  ----------
         Total waivers                                                                      (511,209)
---------------------------------------------------------------------------------------  -----------
             Net expenses                                                                                4,477,804
----------------------------------------------------------------------------------------------------  ------------
                  Net investment income                                                                 16,874,691
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                        13,945,539
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                    41,635,749
----------------------------------------------------------------------------------------------------  ------------
    Net realized and unrealized gain on investments                                                     55,581,288
----------------------------------------------------------------------------------------------------  ------------
         Change in net assets resulting from operations                                               $ 72,455,979
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


Fortress Utility Fund, Inc.
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                             SIX MONTHS ENDED
                                                                               (UNAUDITED)           YEAR ENDED
                                                                            NOVEMBER 30, 1995       MAY 31, 1995
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------------------
Net investment income                                                        $     16,874,691      $   37,130,452
------------------------------------------------------------------------
Net realized gain (loss) on investments ($13,945,539 and ($13,799,534), respectively, as computed for federal tax
purposes)                                                                          13,945,539         (22,913,166)
------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                               41,635,749          47,783,353
------------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from operations                                72,455,979          62,000,639
------------------------------------------------------------------------  ----------------------  ----------------
NET EQUALIZATION CREDITS (DEBITS)--                                                (1,279,628)         (3,344,167)
------------------------------------------------------------------------  ----------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------------------
Distributions from net investment income                                          (15,511,496)        (40,393,334)
------------------------------------------------------------------------  ----------------------  ----------------
SHARE TRANSACTIONS
------------------------------------------------------------------------
Proceeds from sale of shares                                                       40,750,456         111,749,191
------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                              9,500,371          19,819,937
------------------------------------------------------------------------
Cost of shares redeemed                                                          (102,503,854)       (263,502,665)
------------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from share transactions                       (52,253,027)       (131,933,537)
------------------------------------------------------------------------  ----------------------  ----------------
          Change in net assets                                                      3,411,828        (113,670,399)
------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------
Beginning of period                                                               778,819,840         892,490,239
------------------------------------------------------------------------  ----------------------  ----------------
End of period (including undistributed net investment income of
$14,944,259 and $14,860,692, respectively)                                   $    782,231,668      $  778,819,840
------------------------------------------------------------------------  ----------------------  ----------------


(See Notes which are an integral part of the Financial Statements)


Fortress Utility Fund, Inc.
Financial Highlights
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                     SIX MONTHS
                                        ENDED
                                     (UNAUDITED)
                                    NOVEMBER 30,                                YEAR ENDED MAY 31,
                                        1995          1995       1994       1993       1992       1991       1990       1989
NET ASSET VALUE, BEGINNING OF
PERIOD                                $   12.69     $   12.30  $   12.90  $   11.69  $   10.59  $   10.14  $    9.70  $    8.90
---------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
  Net investment income                    0.28          0.56       0.63       0.68       0.69       0.77       0.67       0.63
---------------------------------
  Net realized and unrealized
  gain (loss) on investments               0.95          0.44      (0.61)      1.25       1.07       0.51       0.48       0.77
---------------------------------        ------     ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total from investment
  operations                               1.23          1.00       0.02       1.93       1.76       1.28       1.15       1.40
---------------------------------
LESS DISTRIBUTIONS
---------------------------------
  Distributions from net
  investment income                       (0.26)        (0.61)     (0.61)     (0.67)     (0.66)     (0.75)     (0.71)     (0.60)
---------------------------------
  Distributions from net realized
  gain on investment transactions        --            --          (0.01)     (0.05)    --          (0.08)    --         --
---------------------------------        ------     ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total distributions                     (0.26)        (0.61)     (0.62)     (0.72)     (0.66)     (0.83)     (0.71)     (0.60)
---------------------------------        ------     ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD        $   13.66     $   12.69  $   12.30  $   12.90  $   11.69  $   10.59  $   10.14  $    9.70
---------------------------------        ------     ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (B)                           9.85%         8.48%      0.01%     17.02%     17.07%     13.44%     12.13%     16.47%
---------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------
  Expenses                                 1.16%*        1.14%      1.11%      1.07%      1.10%      1.03%      1.05%      1.08%
---------------------------------
  Net investment income                    4.38%*        4.58%      4.92%      5.45%      6.01%      7.12%      6.77%      6.92%
---------------------------------
  Expense waiver/
  reimbursement (c)                        0.13%*        0.11%      0.12%      0.05%      0.11%      0.61%      1.39%      0.86%
---------------------------------
SUPPLEMENTAL DATA
---------------------------------
  Net assets, end of period (000
  omitted)                             $782,232      $778,820   $892,490   $742,067   $247,482    $66,578    $29,844    $13,476
---------------------------------
  Portfolio turnover                         32%           56%        28%        27%        26%        53%        49%        17%
---------------------------------

                                     1988       1987(A)
NET ASSET VALUE, BEGINNING OF
PERIOD                             $    9.18   $   10.00
---------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
  Net investment income                 0.63        0.24
---------------------------------
  Net realized and unrealized
  gain (loss) on investments           (0.34)      (0.98)
---------------------------------  ---------  -----------
  Total from investment
  operations                            0.29       (0.74)
---------------------------------
LESS DISTRIBUTIONS
---------------------------------
  Distributions from net
  investment income                    (0.57)      (0.08)
---------------------------------
  Distributions from net realized
  gain on investment transactions     --          --
---------------------------------  ---------  -----------
  Total distributions                  (0.57)      (0.08)
---------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD     $    8.90   $    9.18
---------------------------------  ---------  -----------
TOTAL RETURN (B)                        3.21%      (7.74%)
---------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------
  Expenses                              1.04%       0.53%*
---------------------------------
  Net investment income                 7.18%       7.95%*
---------------------------------
  Expense waiver/
  reimbursement (c)                     1.00%       0.97%*
---------------------------------
SUPPLEMENTAL DATA
---------------------------------
  Net assets, end of period (000
  omitted)                            $9,256      $6,305
---------------------------------
  Portfolio turnover                      23%         12%
---------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from January 30, 1987 to May 31, 1987. For the period from the start of business January 14, 1987 to January 29, 1987, the net investment income was distributed to the Fund's investment adviser. Such distribution represented net income of the Fund prior to the initial public offering of the Fund shares which commenced on January 30, 1987.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Fortress Utility Fund, Inc.
Notes to Financial Statements
--------------------------------------------------------------------------------
November 30, 1995 (unaudited)

(1) ORGANIZATION

Fortress Utility Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At May 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $15,909,474, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

    EXPIRATION YEAR         EXPIRATION AMOUNT
         1998                     $2,109,940
         2003                    $13,799,534


     Additionally, net capital losses of $11,675,961 attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day of the Fund's next taxable year.

     During the year ended May 31, 1991, Federated Corporate Cash Trust was merged into the Fund. As part of this transaction for federal tax purposes, Federated Corporate Cash Trust succeeded to the Fund capital loss carryforwards of $15,211,243 expiring in various years through 1998. The Fund's ability to use these losses will be limited through the application of the Code's change of ownership rules. The maximum amount of carryforwards available to the Fund at May 31, 1995, is $2,109,940 which will expire in 1998.

     EQUALIZATION--The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at November 30, 1995 is as follows:


Fortress Utility Fund, Inc.

--------------------------------------------------------------------------------

                                                                               ACQUISITION          ACQUISITION
     SECURITY                                                                     DATE                  COST
----------------------------------------------------------------------  -------------------------  --------------
     3Com Corp., Conv. Bond, 10.25%, 11/1/2001                                         11/30/1995   $  2,436,830
----------------------------------------------------------------------
     Cointel, Telefonica de Argentina SA, PRIDES, $5.04                       2/24/1994-11/7/1994     20,061,467
----------------------------------------------------------------------
     International Paper Co., Conv. Pfd.                                               11/30/1995        819,000
----------------------------------------------------------------------
     National Semiconductor Corp., Conv. Bond, 6.50%,
     10/1/2002                                                              10/12/1995-10/16/1995      2,438,610
----------------------------------------------------------------------


     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At November 30, 1995, there were 2,000,000,000 shares of $0.001 per share par value capital stock authorized. Transactions in capital stock were as follows:

                                                                             SIX MONTHS ENDED        YEAR ENDED
                                                                            NOVEMBER 30, 1995       MAY 31, 1995
Shares sold                                                                       3,205,017             9,455,561
------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                  744,941             1,681,625
------------------------------------------------------------------------
Shares redeemed                                                                  (8,081,081)          (22,318,428)
------------------------------------------------------------------------       ------------       ----------------
     Net change resulting from share transactions                                (4,131,123)          (11,181,242)
------------------------------------------------------------------------       ------------       ----------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .75 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund shares for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("Fserv") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.
PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1995, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $  240,116,910
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $  305,781,465
--------------------------------------------------------------------------------------------------  --------------



Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Richard B. Fisher
William J. Copeland                                       President
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                   Executive Vice President
Edward L. Flaherty, Jr.                                   Edward C. Gonzales
Glen R. Johnson                                           Executive Vice President
Peter E. Madden                                           John W. McGonigle
Gregor F. Meyer                                           Executive Vice President and Secretary
John E. Murray, Jr.                                       David M. Taylor
Wesley W. Posvar                                          Treasurer
Marjorie P. Smuts                                         Charles H. Field
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit
Insurance Corporation, the Federal Reserve Board, or any other government agency.
Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.


[LOGO] FEDERATED FUNDS
       WHERE EXPERTS INVEST

Federated Securities Corp. is the distributor of the fund.

A subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 349561100
8010410 (1/96)


                         FORTESS UTILITY FUND, INC.

                                  APPENDIX A





A.1 The graphic representation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter shaded portion represents the value of reinvested income for the Fund. The dark shaded portion reflects the principal value of a $9,000 investment in the Fund, which is 888 shares. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $9,000 in Fortess Utility Fund, Inc. on Janury 30, 1987 (date of initial public investment) would have grown to $20,520 on November 30, 1996. The "x" axis reflects computation periods from Janury 30, 1987 (date of initial public investment) to November 30, 1996. The right margin of the chart reflects the ending value of a hypothetical investment of $9,000 in the Fund measured in increments of $3,000 ranging from $0 to $21,000.


A.2 The graphic representation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter shaded portion represents the value of reinvested income for the Fund. The dark shaded portion reflects the principal value of a $1,000 investment in the Fund annually, which is 99 shares. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an annual investment of $1,000 in Fortess Utility Fund, Inc. beginning on Janury 30, 1987 (date of initial public investment) would have grown to $15,312, which is 1,117 shares, on November 30, 1996. The "x" axis reflects computation periods from Janury 30, 1987 (date of initial public investment) to November 30, 1996. The right margin of the chart reflects the ending value of a hypothetical investment of $9,000 in the Fund measured in increments of $4,000 ranging from $0 to